ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Foreign Currency Items EUR (€)	Dec. 31, 2013 Foreign Currency Items EUR (€)	Dec. 31, 2012 Foreign Currency Items EUR (€)	Dec. 31, 2014 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2013 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2012 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2014 Pension liability EUR (€)	Dec. 31, 2013 Pension liability EUR (€)	Dec. 31, 2012 Pension liability EUR (€)	Dec. 31, 2014 Accumulated Other Comprehensive Income EUR (€)	Dec. 31, 2013 Accumulated Other Comprehensive Income EUR (€)	Dec. 31, 2012 Accumulated Other Comprehensive Income EUR (€)
Unrealised gains and losses on available-for-sale securities
Interest income : Securities available-for-sale	€ 23
Net realised gains / (losses) on sale of available-for-sale securities	100	247	349
Other-Than-Temporary-Impairment	(5)	(196)	(312)
Total before tax	118	51	37
Income tax (expense) / benefit	(27)	12	(9)
Net of tax	91	63	28
Amortization of defined benefit pension items
Prior service costs	(1)	(178)	12
Actuarial loss	(11)	(13)	(11)
Total before tax	(12)	(191)	1
Income tax (expense) / benefit	1	0	0
Net of tax	(11)	(191)	1
Total reclassifications for the period	80	(128)	29		0	0	0	91	63	28	(11)	(191)	1	80	(128)	29
Statement [Line Items]
Balance, January 1	(2,596)			(2,844)	(2,679)	(1,394)	(1,524)	184	248	(309)	(101)	(137)	(106)	(2,596)	(1,283)	(1,939)
Other comprehensive income before reclassifications					174	(1,285)	130	9	(1)	585	(54)	(155)	(30)	129	(1,441)	685
Amounts reclassified from accumulated other comprehensive income	(80)	128	(29)		0	0	0	(91)	(63)	(28)	11	191	(1)	(80)	128	(29)
Net current-period other comprehensive income					174	(1,285)	130	(82)	(64)	557	(43)	36	(31)	49	(1,313)	656
Balance, December 31	€ (2,547)	€ (2,596)		$ (2,844)	€ (2,505)	€ (2,679)	€ (1,394)	€ 102	€ 184	€ 248	€ (144)	€ (101)	€ (137)	€ (2,547)	€ (2,596)	€ (1,283)